Commitments and contingencies - Additional Information (Detail) $ in Thousands	Mar. 06, 2024 business_unit	Dec. 31, 2023 USD ($) lawsuit claim	Dec. 31, 2022 USD ($)
Commitments Disclosure [Line Items]
Estimated insurance recoveries | $		$ 66,000	$ 0
Mountain View Fire
Commitments Disclosure [Line Items]
Number of active lawsuits		21
Number of non-litigation claims | claim		1
Number of lawsuits filed by groups of individual plaintiffs		14
Number of wrongful death lawsuits		1
Number of lawsuits filed by insurance companies		6
Accrued estimated losses | $		$ 66,000
Estimated insurance recoveries | $		$ 66,000
Mountain View Fire | Subsequent Event
Commitments Disclosure [Line Items]
Number of bellwether cases | business_unit	4